Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

31 December 2016	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	77,670	15,744	—	15,744
Derivatives not formally designated as hedging instruments	Currency swaps	11	676,856	5,901	(3,013)	2,888
Subtotal risk management derivatives			754,526	21,645	(3,013)	18,632

Client services derivatives	Spot and forward foreign exchange	106	2,039,141	15,410	(15,267)	143

Total derivative instruments			2,793,667	37,055	(18,280)	18,775

31 December 2015	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	77,670	4,122	—	4,122
Derivatives not formally designated as hedging instruments	Currency swaps	4	77,881	273	(95)	178
Subtotal risk management derivatives			155,551	4,395	(95)	4,300

Client services derivatives	Spot and forward foreign exchange	128	2,572,525	16,426	(15,961)	465

Total derivative instruments			2,728,076	20,821	(16,056)	4,765

Schedule of offsetting assets
In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognised	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
31 December 2016				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	37,055	(6,959)	30,096	(6,811)	(8,292)	14,993

Derivative liabilities
Spot and forward foreign exchange and currency swaps	18,280	(6,959)	11,321	(6,811)	—	4,510
Net positive fair value			18,775

	Gross fair value recognised	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
31 December 2015				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	20,821	(7,127)	13,694	(78)	(269)	13,347

Derivative liabilities
Spot and forward foreign exchange and currency swaps	16,056	(7,127)	8,929	(78)	(185)	8,666
Net positive fair value			4,765

Schedule of offsetting liabilities
In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognised	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
31 December 2016				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	37,055	(6,959)	30,096	(6,811)	(8,292)	14,993

Derivative liabilities
Spot and forward foreign exchange and currency swaps	18,280	(6,959)	11,321	(6,811)	—	4,510
Net positive fair value			18,775

	Gross fair value recognised	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
31 December 2015				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	20,821	(7,127)	13,694	(78)	(269)	13,347

Derivative liabilities
Spot and forward foreign exchange and currency swaps	16,056	(7,127)	8,929	(78)	(185)	8,666
Net positive fair value			4,765

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding. During 2016, management revised the following disclosures to segregate the gains and losses attributable to the specific types of derivatives.

		Year ended
Derivative instrument	Consolidated statements of operations line item	31 December 2016	31 December 2015	31 December 2014
Spot and forward foreign exchange	Foreign exchange revenue	(322)	110	(724)
Currency swaps, not designated as hedge	Foreign exchange revenue	2,710	1,643	7,916
Currency swaps (net investment hedge)	Foreign exchange revenue	(1,091)	2,331	742
Total net gains (losses) recognised in net income		1,297	4,084	7,934

Derivative instrument	Consolidated statements of comprehensive income line item	31 December 2016	31 December 2015	31 December 2014
Currency swaps (net investment hedge)	Net change in unrealised gains and losses on translation of net investment in foreign operations	12,713	4,254	6,799
Total net gains recognised in comprehensive income		12,713	4,254	6,799